SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENT
Note 17:-       SUBSEQUENT EVENT

a.
In January 2020, inventory stored in the one of the Company’s warehouses suffered water damage. The Company is currently evaluating the effect of the event on its inventories value and does not expect it to have a material impact.